Exploration and Evaluation Expenditures (Details)														1 Months Ended																		3 Months Ended		12 Months Ended	50 Months Ended	68 Months Ended
	Oct. 02, 2020 shares	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	Oct. 02, 2019 shares	Jul. 07, 2019 USD ($)	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	Oct. 02, 2017 shares	Sep. 02, 2017 USD ($)	Sep. 02, 2017 CAD ($)	Jul. 07, 2017 USD ($)	May 02, 2017 CAD ($) shares	Aug. 11, 2016 USD ($) shares	Apr. 23, 2023 USD ($) shares	May 24, 2022 USD ($) shares	Apr. 23, 2022 USD ($) shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Dec. 29, 2020 CAD ($)	May 24, 2020 USD ($) shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 CAD ($)	May 24, 2019 USD ($) shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 CAD ($)	Oct. 23, 2018 USD ($) shares	May 24, 2018 USD ($) shares	Apr. 23, 2018 USD ($) shares	Jan. 28, 2018 CAD ($)	Nov. 24, 2017 USD ($) shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Oct. 02, 2020 USD ($) shares	Apr. 23, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Acquisition costs																																$ 24,876,036	$ 22,027,088	$ 22,027,088
Acquisition of property																																116,185		4,843,476
Effect of movement in foreign exchange rates																																696,465		(1,994,528)
Acquisition costs																																25,688,686		24,876,036
Exploration Costs																																6,714,159	6,921,260	6,921,260
Other exploration costs																																104,170		419,610
Effect of movement in foreign exchange rates																																187,978		(626,711)
Exploration Costs																																7,006,307		6,714,159
Exploration and Evaluation Assets																																32,694,993		31,590,194
Purchase of exploration and evaluation assets																																220,356	250,662
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares																		200,000
California property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs																																12,768,549	9,753,766	9,753,766
Acquisition of property																																116,185		3,897,975
Effect of movement in foreign exchange rates																																357,486		(883,192)
Acquisition costs																																13,242,220		12,768,549
Exploration Costs																																4,153,051	4,554,718	4,554,718
Other exploration costs																																8,766		10,757
Effect of movement in foreign exchange rates																																116,274		(412,424)
Exploration Costs																																4,278,091		4,153,051
Exploration and Evaluation Assets																																17,520,311		16,921,600
Arkansas property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs																																12,107,487	12,273,322	12,273,322
Acquisition of property																																		945,501
Effect of movement in foreign exchange rates																																338,979		(1,111,336)
Acquisition costs																																12,446,466		12,107,487
Exploration Costs																																2,561,108	$ 2,366,542	2,366,542
Other exploration costs																																95,404		408,853
Effect of movement in foreign exchange rates																																71,704		(214,287)
Exploration Costs																																2,728,216		2,561,108
Exploration and Evaluation Assets																																15,174,682		$ 14,668,594
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets			$ 50,000		$ 50,000		$ 50,000				$ 50,000		$ 125,000																						$ 325,000,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares		500,000		500,000		500,000		500,000					500,000																						2,500,000
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets												$ 25,000,000					$ 100,000,000				$ 100,000,000			$ 100,000,000				$ 100,000,000			$ 50,000,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares												1,700,000					200,000				200,000			200,000				200,000			100,000
Lease property [member] | National chloride company of america [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets												$ 1,825,000,000			$ 100,000,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares															200,000
Lease property [member] | National chloride company of america [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets															$ 250,000,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares															500,000
Lease property [member] | National chloride company of america [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets															$ 1,000,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets									$ 100,000	$ 131,680									$ 200,000			$ 200,000			$ 200,000		$ 100,000		$ 100,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares																			400,000			400,000			400,000		200,000		200,000							3,400,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets														$ 200,000		$ 200,000																				$ 2,700,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares														400,000		400,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets														$ 500,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares														1,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets														$ 1,000,000
Property in option agreement [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																				$ 750,000,000			$ 700,000,000			$ 600,000,000				$ 500,000,000
Annual payments pursuant to agreement																																$ 1,000,000